Guarantor Financial Information - Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 253,176	$ 367,901	$ 215,520	$ 201,755
Short-term investments	104	411
Accounts receivable	11,678	30,793
Loans to affiliates	36,100	62,414
Prepaid expenses	44,869	37,252
Gross investment in lease	35,478	0
Fair value of financial instruments	0	11,338
Total current assets	381,405	510,109
Vessels	4,537,216	4,883,849
Deferred charges	62,020	68,099	57,299
Gross investment in lease	687,896	0
Goodwill	75,321	75,321
Intercompany AP/AR	0	0
Investment in subsidiary	0	0
Other assets	134,284	120,451
Total assets	5,878,142	5,657,829
Current liabilities:
Accounts payable and accrued liabilities	63,220	62,157
Current portion of deferred revenue	55,367	28,179
Current portion of long-term debt	257,800	314,817
Current portion of long-term obligations under capital lease	43,912	27,824
Current portion of other long-term liabilities	23,635	21,115
Fair value of financial instruments	0	30,752
Total current liabilities	443,934	484,844
Deferred revenue	328,681	1,528
Long-term debt Non Current	2,192,833	2,569,697
Long-term obligations under capital lease	595,016	459,395
Other long-term liabilities	199,386	195,104
Fair value of financial instruments	168,860	200,012
Share capital:
Common and preferred shares	1,646	1,385
Treasury shares	(377)	(367)
Additional paid in capital	2,752,988	2,580,274
Deficit	(781,137)	(807,496)
Accumulated other comprehensive loss	(23,688)	(26,547)
Total shareholders' equity	1,949,432	1,747,249	1,776,183	1,745,224
Total liabilities and shareholders' equity	5,878,142	5,657,829
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Short-term investments	0	0
Accounts receivable	(50,972)	(14,770)
Loans to affiliates	0	0
Prepaid expenses	(15,454)	(17,483)
Gross investment in lease	0	0
Fair value of financial instruments	0	0
Total current assets	(66,426)	(32,253)
Vessels	0	0
Deferred charges	0	0
Gross investment in lease	0	0
Goodwill	75,321	75,321
Intercompany AP/AR	0	0
Investment in subsidiary	(534,615)	(455,486)
Other assets	(10,417)	(10,211)
Total assets	(536,137)	(422,629)
Current liabilities:
Accounts payable and accrued liabilities	(50,001)	(13,800)
Current portion of deferred revenue	(15,455)	(17,483)
Current portion of long-term debt	0	0
Current portion of long-term obligations under capital lease	0	0
Current portion of other long-term liabilities	0	0
Fair value of financial instruments	0	0
Total current liabilities	(65,456)	(31,283)
Deferred revenue	0	0
Long-term debt Non Current	0	0
Long-term obligations under capital lease	0	0
Other long-term liabilities	(11,346)	(11,139)
Fair value of financial instruments	0	0
Share capital:
Common and preferred shares	(75,088)	(75,088)
Treasury shares	0	0
Additional paid in capital	(267,906)	(219,729)
Deficit	(116,341)	(85,390)
Accumulated other comprehensive loss	0	0
Total shareholders' equity	(459,335)	(380,207)
Total liabilities and shareholders' equity	(536,137)	(422,629)
Parent Issuer [Member]
Current assets:
Cash and cash equivalents	146,328	287,301	106,283	102,642
Short-term investments	0	0
Accounts receivable	37,303	25,401
Loans to affiliates	36,100	62,414
Prepaid expenses	29,037	20,367
Gross investment in lease	35,478	0
Fair value of financial instruments	0	11,277
Total current assets	284,246	406,760
Vessels	3,918,672	4,228,086
Deferred charges	58,397	64,381
Gross investment in lease	687,896	0
Goodwill	0	0
Intercompany AP/AR	(11,594)	36,483
Investment in subsidiary	474,713	402,513
Other assets	57,757	60,867
Total assets	5,470,087	5,199,090
Current liabilities:
Accounts payable and accrued liabilities	35,307	27,277
Current portion of deferred revenue	54,578	26,507
Current portion of long-term debt	239,858	297,872
Current portion of long-term obligations under capital lease	28,534	13,321
Current portion of other long-term liabilities	23,635	21,115
Fair value of financial instruments	0	30,746
Total current liabilities	381,912	416,838
Deferred revenue	327,641	0
Long-term debt Non Current	2,001,504	2,353,420
Long-term obligations under capital lease	445,279	293,066
Other long-term liabilities	195,459	188,505
Fair value of financial instruments	168,860	200,012
Share capital:
Common and preferred shares	1,646	1,385
Treasury shares	(377)	(367)
Additional paid in capital	2,752,988	2,580,274
Deficit	(781,137)	(807,496)
Accumulated other comprehensive loss	(23,688)	(26,547)
Total shareholders' equity	1,949,432	1,747,249
Total liabilities and shareholders' equity	5,470,087	5,199,090
Guarantors [Member]
Current assets:
Cash and cash equivalents	77,712	58,645	71,294	52,964
Short-term investments	104	411
Accounts receivable	25,347	19,671
Loans to affiliates	0	0
Prepaid expenses	30,348	32,442
Gross investment in lease	0	0
Fair value of financial instruments	0	61
Total current assets	133,511	111,230
Vessels	286,342	312,946
Deferred charges	1,889	2,525
Gross investment in lease	0	0
Goodwill	0	0
Intercompany AP/AR	11,189	(19,019)
Investment in subsidiary	59,902	52,973
Other assets	79,574	62,434
Total assets	572,407	523,089
Current liabilities:
Accounts payable and accrued liabilities	75,125	44,806
Current portion of deferred revenue	16,104	18,783
Current portion of long-term debt	0	0
Current portion of long-term obligations under capital lease	15,378	14,503
Current portion of other long-term liabilities	0	0
Fair value of financial instruments	0	6
Total current liabilities	106,607	78,098
Deferred revenue	1,040	1,528
Long-term debt Non Current	0	0
Long-term obligations under capital lease	149,737	166,329
Other long-term liabilities	15,273	17,738
Fair value of financial instruments	0	0
Share capital:
Common and preferred shares	41,789	41,789
Treasury shares	0	0
Additional paid in capital	158,418	151,752
Deficit	99,543	65,855
Accumulated other comprehensive loss	0	0
Total shareholders' equity	299,750	259,396
Total liabilities and shareholders' equity	572,407	523,089
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	29,136	21,955	$ 37,943	$ 46,149
Short-term investments	0	0
Accounts receivable	0	491
Loans to affiliates	0	0
Prepaid expenses	938	1,926
Gross investment in lease	0	0
Fair value of financial instruments	0	0
Total current assets	30,074	24,372
Vessels	332,202	342,817
Deferred charges	1,734	1,193
Gross investment in lease	0	0
Goodwill	0	0
Intercompany AP/AR	405	(17,464)
Investment in subsidiary	0	0
Other assets	7,370	7,361
Total assets	371,785	358,279
Current liabilities:
Accounts payable and accrued liabilities	2,789	3,874
Current portion of deferred revenue	140	372
Current portion of long-term debt	17,942	16,945
Current portion of long-term obligations under capital lease	0	0
Current portion of other long-term liabilities	0	0
Fair value of financial instruments	0	0
Total current liabilities	20,871	21,191
Deferred revenue	0	0
Long-term debt Non Current	191,329	216,277
Long-term obligations under capital lease	0	0
Other long-term liabilities	0	0
Fair value of financial instruments	0	0
Share capital:
Common and preferred shares	33,299	33,299
Treasury shares	0	0
Additional paid in capital	109,488	67,977
Deficit	16,798	19,535
Accumulated other comprehensive loss	0	0
Total shareholders' equity	159,585	120,811
Total liabilities and shareholders' equity	$ 371,785	$ 358,279